Financial Assets Carried at Contract Value	12 Months Ended
Dec. 31, 2025
EBP 006 [Member]
Employee Benefit Plan Investment Contract Value [Line Items]
Financial Assets Carried at Contract Value
8.	FINANCIAL ASSETS CARRIED AT CONTRACT VALUE
The following table provides information as of December 31, 2025 and 2024 about the financial assets carried at contract value:

As of December 31,	2025	2024
Financial assets at contract value:
Putnam Stable Value Fund	$263,644	$263,101

The Plan holds investments in synthetic guaranteed investment contracts (“synthetic GICs”) as part of the stable value fund. The investments in synthetic GICs are presented at fair value on the table of the investments held in the Plan. The fair value of the synthetic GICs equals the total of the fair value of the underlying assets plus the total wrap rebid value, which is calculated by discounting the annual rebid fee, due to rebid, over the duration of the contract assets.
In determining the net assets available for benefits, the synthetic GICs are recorded at their contract values, which are equal to principal balance plus accrued interest. As provided in ASC 962, an investment contract is generally valued at contract value, rather than fair value, to the extent it is fully benefit-responsive.

The Stable Value Funds are credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The synthetic GICs issuers are contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan.
The GICs are included in the financial statements at contract value as reported to the Plan by the Trustee, the investment manager. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. There are currently no reserves against contract values for credit risk of the contract issuers or otherwise.